UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common stock Graf Acquisition Corp. IV [Member]	Common stock	Additional Paid-In Capital Graf Acquisition Corp. IV [Member]	Additional Paid-In Capital	Accumulated Deficit Graf Acquisition Corp. IV [Member]	Accumulated Deficit	Graf Acquisition Corp. IV [Member]	Total
Beginning balance at Dec. 31, 2020		$ 14,000		$ 14,200,000		$ (29,157,000)		$ (14,943,000)
Increase (decrease) in Stockholders' Deficit
Net income (loss)						(23,265,000)		(23,265,000)
Ending balance at Dec. 31, 2021	$ 429	14,000	$ 0	14,356,000	$ (10,895,130)	(52,422,000)	$ (10,894,701)	(38,052,000)
Balance at the end (in shares) at Dec. 31, 2021	4,290,375
Beginning balance at Jan. 27, 2021	$ 0		0		0		0
Balance at the beginning (in shares) at Jan. 27, 2021	0
Increase (decrease) in Stockholders' Deficit
Net income (loss)			0		(990,638)		(990,638)
Ending balance at Dec. 31, 2021	$ 429	14,000	0	14,356,000	(10,895,130)	(52,422,000)	(10,894,701)	(38,052,000)
Balance at the end (in shares) at Dec. 31, 2021	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)					2,003,390		2,003,390
Ending balance at Mar. 31, 2022	$ 429				(8,891,740)		(8,891,311)
Balance at the end (in shares) at Mar. 31, 2022	4,290,375
Beginning balance at Dec. 31, 2021	$ 429	14,000	0	14,356,000	(10,895,130)	(52,422,000)	(10,894,701)	(38,052,000)
Balance at the beginning (in shares) at Dec. 31, 2021	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)						(13,113,000)	2,959,529	(13,113,000)
Ending balance at Jun. 30, 2022	$ 429	14,000		14,405,000	(4,210,955)	(65,535,000)	(4,210,526)	(51,116,000)
Balance at the end (in shares) at Jun. 30, 2022	4,290,375
Beginning balance at Dec. 31, 2021	$ 429	14,000	0	14,356,000	(10,895,130)	(52,422,000)	(10,894,701)	(38,052,000)
Balance at the beginning (in shares) at Dec. 31, 2021	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)			0		4,548,351	(26,754,000)	4,548,351	(26,754,000)
Adjustment for accretion of common stock subject to possible redemption amount			0		2,175,524		2,175,524
Ending balance at Dec. 31, 2022	$ 429	33,000	0	80,706,000	(4,171,255)	(79,176,000)	(4,170,826)	1,563,000
Balance at the end (in shares) at Dec. 31, 2022	4,290,375
Beginning balance at Mar. 31, 2022	$ 429				(8,891,740)		(8,891,311)
Balance at the beginning (in shares) at Mar. 31, 2022	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)					956,139		956,139
Adjustment for accretion of common stock subject to possible redemption amount					3,724,646		3,724,646
Ending balance at Jun. 30, 2022	$ 429	14,000		14,405,000	(4,210,955)	(65,535,000)	(4,210,526)	(51,116,000)
Balance at the end (in shares) at Jun. 30, 2022	4,290,375
Beginning balance at Dec. 31, 2022	$ 429	33,000	0	80,706,000	(4,171,255)	(79,176,000)	(4,170,826)	1,563,000
Balance at the beginning (in shares) at Dec. 31, 2022	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)					378,877		378,877
Adjustment for accretion of common stock subject to possible redemption amount					(1,507,323)		(1,507,323)
Ending balance at Mar. 31, 2023	$ 429				(5,299,701)		(5,299,272)
Balance at the end (in shares) at Mar. 31, 2023	4,290,375
Beginning balance at Dec. 31, 2022	$ 429	33,000	$ 0	80,706,000	(4,171,255)	(79,176,000)	(4,170,826)	1,563,000
Balance at the beginning (in shares) at Dec. 31, 2022	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)						(16,171,000)	(1,452,171)	(16,171,000)
Ending balance at Jun. 30, 2023	$ 429	33,000		82,958,000	(8,539,578)	(95,347,000)	(8,539,149)	(12,356,000)
Balance at the end (in shares) at Jun. 30, 2023	4,290,375
Beginning balance at Mar. 31, 2023	$ 429				(5,299,701)		(5,299,272)
Balance at the beginning (in shares) at Mar. 31, 2023	4,290,375
Increase (decrease) in Stockholders' Deficit
Net income (loss)					(1,831,048)		(1,831,048)
Adjustment for accretion of common stock subject to possible redemption amount					(1,408,829)		(1,408,829)
Ending balance at Jun. 30, 2023	$ 429	$ 33,000		$ 82,958,000	$ (8,539,578)	$ (95,347,000)	$ (8,539,149)	$ (12,356,000)
Balance at the end (in shares) at Jun. 30, 2023	4,290,375